SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidation percentage	50.00%
Prepayment penalties, included in interest income	$ 200	$ 2,700
REIT Distribution Threshold for Nontaxation	90.00%
Percentage of distribution that must be maid within the taxable year to avoid excise tax	85.00%
Securities or loans due more than	90 days
Initiation fees refundable in years	30 years
Estimated average expected life of an active membership	7 years
Receivables and other assets, net of allowances for uncollectable amounts	$ 900	$ 100
In-Place Resident Lease Intangibles | AL/MC Properties
Amortization period	24 months
In-Place Resident Lease Intangibles | IL-Only Properties
Amortization period	33 months